Debt	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Long-term Debt [Text Block]
10. Debt
The debt outstanding and the carrying value recorded in the Consolidated Balance Sheets at December 31, 2016 and 2015 was comprised as follows (in thousands):

			Carrying Value
Debt related to	Issuer	Commitment	2016	2015	Redemption or Maturity Date
2008 senior notes	PartnerRe Finance A LLC	$250,000	$—	$250,000	November 1, 2016
2010 senior notes	PartnerRe Finance B LLC	$500,000	$500,000	$500,000	June 1, 2020
2016 senior notes	PartnerRe Ireland Finance DAC	€750,000	$773,883	$—	September 15, 2026
			$1,273,883	$750,000
Capital efficient notes (CENts)	PartnerRe Finance II Inc.	$63,384	$70,989	$70,989	December 1, 2066

PartnerRe Finance A LLC, PartnerRe Finance B LLC and PartnerRe Finance II Inc. (collectively, U.S. finance entities) are indirect 100% owned subsidiaries of the Company which were utilized to issue the Company’s debt related to U.S. dollar denominated senior notes and CENts. The Company determined that these U.S. finance entities are VIEs; however, the Company is not the primary beneficiary and, as a result, has not consolidated these entities. The U.S. finance entities are accounted for under the equity method of accounting and therefore the debt issued externally by these entities is not recorded as a liability on the Consolidated Balance Sheet. Upon issuing the senior notes and the CENts, a consolidated subsidiary of the Company, PartnerRe U.S. Corporation, issued notes in exchange for cash to each of the finance entities, as more fully described below. The notes are recognized within liabilities in the Consolidated Balance Sheets as debt related to the senior notes and CENts. The interest on the debt related to the senior notes and CENts is reported as interest expense in the Consolidated Statements of Operations.
The debt issued by PartnerRe Finance A LLC was redeemed in November 2016, as discussed below, and, as a result, the debt has been removed from the Consolidated Financial Statements with no other activity remaining in this entity.
In 2016, the Company formed a new 100% indirectly owned Irish subsidiary, PartnerRe Ireland Finance DAC, in order to issue Euro denominated senior notes. The notes were issued at a price of 99.144% of the principal amount of the notes, are listed in the main securities market of the Irish Stock Exchange, and are fully and unconditionally guaranteed by PartnerRe Ltd. PartnerRe Ireland Finance DAC is a VIE and the Company determined that it was the primary beneficiary and, as a result, the debt issued externally has been recorded as a liability in the Consolidated Balance Sheet as of December 31, 2016.
Senior Notes
2008 Senior Notes
In May 2008, PartnerRe Finance A LLC issued 6.875% senior notes with an aggregate principal of $250 million (2008 senior notes) due on June 1, 2018, which were redeemed early on November 1, 2016. Contemporaneously, with the issuance of the 2008 senior notes, PartnerRe U.S. Corporation, a wholly-owned subsidiary of the Company, issued a 6.875% promissory note, with a principal amount of $250 million to PartnerRe Finance A LLC, which were redeemed upon the redemption of the 2008 senior notes. The Company paid a redemption price of $272 million and, as a result, the Company recorded a loss of $22 million on redemption of these notes which represented a make whole provision, related to future interest foregone as a result of the early retirement.
2010 Senior Notes
In March 2010, PartnerRe Finance B LLC issued 5.500% senior notes with an aggregate principal of $500 million (2010 senior notes), which may be redeemed at the option of the issuer, in whole or in part, at any time. Contemporaneously, with the issuance of 2010 senior notes, PartnerRe U.S. Corporation, an indirect wholly-owned subsidiary of the Company, issued a 5.500% promissory note, with a principal amount of $500 million to PartnerRe Finance B LLC. Under the terms of the promissory note, PartnerRe U.S. Corporation promises to pay to PartnerRe Finance B LLC any unpaid principal amount on June 1, 2020.
The 2010 senior notes are ranked as senior unsecured obligations of PartnerRe Finance B LLC. The Company has fully and unconditionally guaranteed all obligations of PartnerRe Finance B LLC related to the 2010 senior notes. The Company’s obligations under this guarantee are senior and unsecured and rank equally with all other senior unsecured indebtedness.
Interest on both the 2010 senior notes and the intercompany promissory note is payable semi-annually at an annual fixed rate of 5.500% and cannot be deferred. For each of the years ended December 31, 2016, 2015 and 2014, the Company incurred and paid interest expense of $27.5 million per annum.
2016 Senior Notes
In September 2016, PartnerRe Ireland Finance DAC issued 1.250% senior notes with an aggregate principal amount of €750 million (2016 senior notes). The 2016 senior notes may be redeemed at the option of the issuer, in whole or in part, at any time five years after the issuance date. Prior to September 2021, any redemption of the 2016 senior notes is subject to regulatory approval. Interest on the 2016 senior notes is payable annually commencing on September 15, 2017. The 2016 senior notes are ranked as senior unsecured obligations of PartnerRe Ireland Finance DAC. The Company has fully and unconditionally guaranteed all obligations of PartnerRe Ireland Finance DAC under the 2016 senior notes. The Company’s obligations under this guarantee are senior and unsecured and rank equally with all other senior unsecured indebtedness.
Subsequent to the issuance of the 2016 senior notes, in October 2016, PartnerRe Ireland Finance DAC entered into two separate loan agreements with the Company and PartnerRe U.S. Corporation with a principal amount of €490 million and $272 million, respectively, and an interest rate of 1.25% and 3.75%, respectively. Any unpaid principal amount is due on September 15, 2026. Interest payments on the loan agreement commence on September 15, 2017 and interest is payable annually.
The proceeds from the 2016 senior notes were used to redeem Series D 6.5% and Series E 7.25% preferred shares (see Note 11 below), to redeem the 2008 senior notes referred to above, and for general corporate purposes.
Capital Efficient Notes (CENts)
In November 2006, PartnerRe Finance II Inc. issued 6.440% Junior Subordinated CENts with a principal amount of $250 million and on March 13, 2009, under the terms of a tender offer, purchased and retired $187 million of this principal amount. As a result, the remaining aggregate principal amount of the CENts, which is not reflected as a liability in the Consolidated Balance Sheet, is $63 million.
Contemporaneously with the issuance of the CENts in November 2006, PartnerRe U.S. Corporation issued a 6.440% Fixed-to-Floating Rate promissory note, with a principal amount of $258 million to PartnerRe Finance II Inc. Under the terms of the promissory note, PartnerRe U.S. Corporation promises to pay to PartnerRe Finance II Inc. any unpaid principal amount on December 1, 2066. In March 2009, under the terms of a cross receipt agreement, $187 million of the principal amount of the promissory note was extinguished. All other terms and conditions of the remaining CENts and promissory note remained unchanged.  As a result, the remaining principal amount of the intercompany promissory note, which is included as a liability in the Consolidated Balance Sheet, is $71 million.
The CENts have been redeemable at the option of the issuer, in whole or in part, since December 1, 2016 and are ranked as junior subordinated unsecured obligations of PartnerRe Finance II Inc. The Company has fully and unconditionally guaranteed on a subordinated basis all obligations of PartnerRe Finance II Inc. under the CENts. The Company’s obligations under this guarantee are unsecured and rank junior in priority of payments to the Company’s senior notes.
Interest on both the CENts and the promissory note was payable semi-annually through to December 1, 2016 at an annual fixed rate of 6.440% and payable quarterly thereafter until maturity at an annual rate of 3-month LIBOR plus a margin equal to 2.325%, reset quarterly. PartnerRe Finance II Inc. may elect to defer one or more interest payments for up to ten years from December 1, 2016.